Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

7. Intangible assets, net

Intangible assets, net consists of the following:

				Weighted Average
	As of			Remaining
	December 31,	As of December 31,		Amortization
	2024	2025	2025	Period in Years
	RMB	RMB	US$
Licenses (1)	26,600,000	26,600,000	3,803,749	—
Software and others	23,330,332	28,314,192	4,048,876	6.93
Accumulated amortization	(13,338,363)	(15,731,077)	(2,249,514)	—
Intangible assets, net	36,591,969	39,183,115	5,603,111	—
(1)The Group acquired an insurance broker license at RMB26,000,000 in 2018 and further acquired an insurance sale on line license at RMB600,000.

Amortization expenses were RMB2,234,031, RMB2,332,653 and RMB2,392,714 (US$342,154) for the years ended December 31, 2023, 2024 and 2025, respectively. The Group expects to record amortization expenses of RMB2,383,578 (US$340,847), RMB2,258,429 (US$322,951), RMB2,095,841 (US$299,701), RMB1,712,430 (US$244,874) and RMB1,147,241 (US$164,053) for the years ending December 31, 2026, 2027, 2028, 2029 and 2030 respectively.